SHORT-TERM NOTES	12 Months Ended
Feb. 29, 2016
Short-term Notes
SHORT-TERM NOTES

During the year ended February 28, 2015, the Company received an aggregate of $65,000 in December 2014 from two members of the Board of Directors, in the form of short-term notes. These short-term notes were applied to the purchase price of the December 31, 2014 closing of the Series B Private Placement (See Note 6). The interest was considered de minimis.